General	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-	GENERAL

a.	Pointer Telocation Ltd. (the “Company”) was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset management, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our Mobile Resource Management (“MRM”) segment. Through its MRM segment, the Company acts as an operator by bundling its products together with a range of services, including fleet management services, asset management services and stolen vehicle retrieval services.

b.	The Company provides services, for the most part, in Israel, Argentina, Mexico, South Africa and Brazil, through its local subsidiaries and affiliates. The Company sells its products worldwide through direct sell, its local subsidiaries and affiliates to independent operators provide similar services in Latin America, Europe, India and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the Nasdaq Capital Market.